Condensed Consolidated Statement of Comprehensive Income Parenthetical (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, tax	$ 0	$ 0	$ 0	$ 0
Unrealized holding (loss) gain on securities, tax	(4,995)	(2,905)	8,400	(15,963)
Reclassification adjustment for securities sold during the period, tax	$ 578	$ 2,734	$ 578	$ 2,619